Parenthetical Information Regulatory Capital (Detail: Text Values) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 shares	Dec. 31, 2018 JPY (¥) shares	Dec. 31, 2018 USD ($) shares
Parenthetical Information Regulatory Capital [Abstract]
Recognition cap in 2018	40.00%		40.00%	40.00%
Cap decrease from 2019 to 2020 per year	10.00%
Buy-back of shares (in shares) [Abstract]
Approval from the Annual General Meeting (AGM) | shares	206.7	206.7	206.7	206.7
Thereof: can be purchased by using derivatives | shares	103.3	103.3	103.3	103.3
Included: derivatives with a maturity exceeding 18 months | shares	41.3	41.3	41.3	41.3
Buy-back of shares end of period AGM | shares	9.3	22.8
Thereof: through exercise of call options | shares		4.4
Number of shares held in Treasury from buybacks as of 2018 AGM | shares	1.3		1.3	1.3
Number of shares held in Treasury from buybacks as of end of period | shares	1.2		1.2	1.2
Capital increase [Abstract]
Authorized capital available to the Management Board	€ 2,560
Authorized capital available to the Management Board in shares | shares	1,000		1,000	1,000
Conditional capital against cash	€ 512
Conditional capital against cash in shares | shares	200		200	200
Additional conditional capital for equity compensation	€ 51
Additional conditional capital for equity compensation in shares | shares	20		20	20
Authorized issuance of participatory notes and other Hybrid Debt Securities qualify as Additional Tier 1 capital with an equivalent value in EUR	€ 8,000
Hybrid Tier 1 capital instruments [Abstract]
Reduction at the beginning of each financial year (phase out)	10.00%
Reduction at the beginning of each financial year (phase out)	€ 1,300
Eligible Additional Tier1 instruments	7,600
Thereof: newly issued AT1 Notes	4,600
Thereof: legacy Hybrid Tier 1 instruments recognizable during the transition period	3,000
Additional Tier 1 instruments recognized under fully loaded CRR/CRD 4 rules	4,600
Notional amount redeemed legacy Hybrid Tier 1 instrument (1)	1,000
Eligible equivalent amount of redeemed legacy Hybrid Tier 1 instrument (1)	1,600
Notional amount of redeemed legacy Hybrid Tier 1 instrument in U.S. Dollar (2) | $				$ 2,000
Eligible equivalent amount of redeemed legacy Hybrid Tier 1 instrument (2)	1,000
Tier 2 capital instruments [Abstract]
Total Tier 2 capital instruments recognized during the transition period under CRR/CRD 4	6,200
Gross notional value of Tier 2 capital instruments	7,500
Tier 2 instruments recognized under fully loaded CRR/CRD 4 rules	9,200
Thereof: legacy Hybrid Tier 1 capital instruments only recognizable as Additional Tier 1 capital during the transitional period	3,000
Notional amount of redeemed Tier 2 capital instrument (1) in JPY | ¥			¥ 21,000
Eligible equivalent amount of redeemed Tier 2 capital instrument (1)	100
Notional amount of redeemed Tier 2 capital instrument (2) | ¥			¥ 3,000
Eligible equivalent amount of redeemed Tier 2 capital instrument (2)	€ 0
Phased in rate of CET 1 regulatory adjustments under CRR/CRD 4	100.00%		100.00%	100.00%
Phase-out rate of minority interest only recognizable under the transitional rules	100.00%		100.00%	100.00%
DWS IPO [Abstract]
CET 1 contribution reflected in Capital instruments	€ 900
Thereof: Related share premium accounts and other reserves	100
Thereof: minority interest in Other	800
Other regulatory adjustments under CRR/CRD 4	895
Including: capital deduction effective from January 2018 onwards, based on ECB guidance and following the EBA Guidelines on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme	600
Including: capital deduction effective from October 2016 onwards based on a notification by the ECB pursuant to Article 16(1)(c), 16(2)(b) and (j) of Regulation (EU) No 1024/2013	€ 300